Cover	Sep. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Incorporation, State or Country Code	DE
Registrant Name	Blackstone Private Equity Strategies Fund L.P.
Entity File Number	000-56446
Entity Tax Identification Number	88-1872156
Entity Address, Address Line One	345 Park Avenue
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
Entity Emerging Growth Company	true
City Area Code	(212)
Entity Ex Transition Period	false
Local Phone Number	583-5000
Amendment Flag	false
Central Index Key	0001930054
Entity Listings [Line Items]
Title of 12(b) Security	None
Trading Symbol	None
Blackstone Private Equity Strategies Fund (TE) L.P.
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Incorporation, State or Country Code	DE
Registrant Name	Blackstone Private Equity Strategies Fund (TE) L.P.
Entity File Number	000-56742
Entity Tax Identification Number	88-2930978
Entity Address, Address Line One	345 Park Avenue
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
Entity Emerging Growth Company	true
City Area Code	(212)
Entity Ex Transition Period	false
Local Phone Number	583-5000
Amendment Flag	false
Central Index Key	0001953940
Entity Listings [Line Items]
Title of 12(b) Security	None
Trading Symbol	None